UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06113

The Caldwell & Orkin Funds, Inc.
(Exact name of registrant as specified in charter)

100 South Ashley Drive, Suite 895	Tampa, Florida 33602
(Address of principal executive offices)	(Zip code)

Gator Capital Management, LLC 100 South Ashley Drive, Suite 895 Tampa, Florida 33602
(Name and address of agent for service)

Registrant's telephone number, including area code:	813-282-7870

Date of fiscal year end:	4/30

Date of reporting period:	7/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

July 31, 2018 (Unaudited)

COMMON STOCKS — LONG — 64.39%	Shares	Fair Value
Airlines — 0.76%
American Airlines Group, Inc.	8,400	$332,136

Apparel Accessories & Luxury Goods — 0.70%
PVH Corporation	2,000	307,040

Application Software — 1.51%
Adobe Systems, Inc.(a)	2,700	660,636

Asset Management & Custody Banks — 10.44%
Ameriprise Financial, Inc.	2,500	364,175
Ares Management LP	15,000	320,250
Blackstone Group LP (The)	15,900	555,228
BrightSphere Investment Group plc	20,000	285,000
Federated Investors, Inc., Class B	21,000	508,200
Invesco Ltd.	23,000	620,770
Janus Henderson Group plc	13,000	423,150
KKR & Company LP, Class A	28,800	788,543
Legg Mason, Inc.	14,000	477,820
Pzena Investment Management, Inc., Class A	7,000	68,250
Victory Capital Holdings, Inc.(a)	1,565	16,198
Waddell & Reed Financial, Inc., Class A	7,500	155,325
		4,582,909
Automobile Manufacturers — 0.78%
General Motors Company	9,000	341,190

Automotive Retail — 1.26%
Carvana Company(a)	5,700	245,100
Group 1 Automotive, Inc.	2,400	167,976
Sonic Automotive, Inc., Class A	7,000	142,450
		555,526
Broadcasting — 0.97%
Entercom Communications Corporation, Class A	32,000	241,600
Gray Television, Inc.(a)	12,000	185,400
		427,000
Casinos & Gaming — 4.58%
Caesars Entertainment Corporation(a)	47,500	536,750
Las Vegas Sands Corporation	6,000	431,400

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS - continued

July 31, 2018 (Unaudited)

COMMON STOCKS — LONG — 64.39% - continued	Shares	Fair Value
Casinos & Gaming — 4.58% - continued
Melco Resorts & Entertainment Ltd. - ADR	27,000	$698,220
MGM Resorts International	11,000	345,070
		2,011,440
Communications Equipment — 1.51%
Cisco Systems, Inc.	11,400	482,106
Juniper Networks, Inc.	7,000	184,380
		666,486
Consumer Finance — 3.39%
Ally Financial, Inc.	13,500	361,260
Navient Corporation	15,000	198,150
OneMain Holdings, Inc.(a)	12,500	415,625
SLM Corporation(a)	4,000	45,160
Synchrony Financial	16,000	463,039
		1,483,234
Diversified Capital Markets — 1.47%
Credit Suisse Group AG - ADR	12,000	192,720
Deutsche Bank AG	19,500	254,670
UBS Group AG	12,000	197,040
		644,430
Diversified Support Services — 1.21%
Cintas Corporation	2,600	531,648

Food Retail — 0.13%
Kroger Company (The)	2,000	58,000

Health Care REITs — 0.37%
Senior Housing Properties Trust	9,000	160,560

Home Entertainment Software — 0.50%
Activision Blizzard, Inc.	3,000	220,260

Home Improvement Retail — 2.13%
Home Depot, Inc. (The)	4,700	928,344

Homebuilding — 1.71%
Lennar Corporation, Class A	14,100	737,007
Lennar Corporation, Class B	282	12,182
		749,189

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS - continued

July 31, 2018 (Unaudited)

COMMON STOCKS — LONG — 64.39% - continued	Shares	Fair Value
Hotels Resorts & Cruise Lines — 1.04%
BBX Capital Corporation	52,499	$457,791

Integrated Oil & Gas — 0.86%
Chevron Corporation	3,000	378,810

Internet Software & Services — 2.42%
Etsy, Inc.(a)	17,000	694,620
IAC/InterActiveCorp(a)	2,500	368,125
		1,062,745
Investment Banking & Brokerage — 1.35%
Charles Schwab Corporation (The)	3,000	153,180
Cowen, Inc., Class A(a)	14,000	219,800
Stifel Financial Corporation	3,983	219,583
		592,563
Mortgage REITs — 0.06%
New Residential Investment Corporation	1,500	26,835

Office Services & Supplies — 0.26%
Knoll, Inc.	5,000	112,750

Oil & Gas Refining & Marketing — 2.01%
EnLink Midstream Partners LP	25,000	389,500
Phillips 66	4,000	493,360
		882,860
Oil & Gas Storage & Transportation — 1.96%
Enterprise Products Partners LP	14,000	406,000
SemGroup Corporation, Class A	8,000	201,200
Teekay Corporation	36,000	250,920
		858,120
Other Diversified Financial Services — 0.43%
Voya Financial, Inc.	3,750	189,450

Packaged Foods & Meats — 0.73%
B&G Foods, Inc.	4,500	141,300
Dean Foods Company	18,000	176,760
		318,060
Property & Casualty Insurance — 1.20%
Ambac Financial Group, Inc.(a)	25,856	527,980

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS - continued

July 31, 2018 (Unaudited)

COMMON STOCKS — LONG — 64.39% - continued	Shares	Fair Value
Real Estate Services — 1.10%
Realogy Holdings Corporation	22,000	$481,140

Regional Banks — 6.13%
Banc of California, Inc.	10,500	210,000
BankUnited, Inc.	7,000	272,020
Citizens Financial Group, Inc.	8,000	318,240
ConnectOne Bancorp, Inc.	9,300	230,640
Fifth Third Bancorp	5,000	147,950
First Hawaiian, Inc.	10,000	282,600
First Horizon National Corporation	12,000	214,680
FNB Corporation	16,000	205,280
Hope Bancorp, Inc.	19,500	327,210
Huntington Bancshares, Inc.	3,000	46,320
KeyCorp	6,000	125,220
Sterling Bancorp	13,500	299,700
		2,679,860
Restaurants — 2.96%
McDonald's Corporation	3,500	551,390
Starbucks Corporation	14,200	743,939
		1,295,329
Retail REITs — 0.47%
Whitestone REIT	16,000	208,000

Specialized Consumer Services — 0.34%
H&R Block, Inc.	6,000	150,960

Specialized REITs — 1.35%
American Tower Corporation, Class A	4,000	592,960

Specialty Chemicals — 0.41%
Axalta Coating Systems Ltd.(a)	6,000	181,500

Specialty Stores — 0.45%
Sally Beauty Holdings, Inc.(a)	12,000	197,880

Steel — 0.42%
SunCoke Energy, Inc.(a)	16,000	182,560

Systems Software — 2.57%
BlackBerry Ltd.(a)	28,000	274,680

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS - continued

July 31, 2018 (Unaudited)

COMMON STOCKS — LONG — 64.39% - continued	Shares	Fair Value
Systems Software — 2.57% - continued
Microsoft Corporation	8,000	$848,640
		1,123,320
Technology Hardware Storage & Peripherals — 1.94%
Apple, Inc.	4,150	789,704
Hewlett Packard Enterprise Company	4,000	61,760
		851,464
Thrifts & Mortgage Finance — 0.51%
MGIC Investment Corporation(a)	18,000	224,640

Total Common Stocks — Long— (Cost $25,365,993)		28,237,605

CLOSED-END FUNDS — LONG — 1.73%

PGIM Global Short Duration High Yield Fund, Inc.	55,556	757,228

Total Closed-End Funds — Long— (Cost $802,235)		757,228

WARRANTS — LONG — 1.68%

American International Group, Inc., Expires 01/19/21, Strike Price $44	28,500	474,525
PNC Financial Services Group, Expires 12/31/18, Strike Price $67	900	70,308
Wells Fargo & Company, Expires 10/28/18, Strike Price $34	8,000	192,000

Total Warrants — Long— (Cost $637,837)		736,833

MONEY MARKET FUNDS - 31.44%

First American Treasury Obligations Fund - Class X, 1.79%(b)	13,789,431	13,789,431

Total Money Market Funds (Cost $13,789,431)		13,789,431

Total Investments — 99.24% (Cost $40,595,496)		43,521,097

Other Assets in Excess of Liabilities — 0.76%		333,847
NET ASSETS — 100.00%		$43,854,944

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2018.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

The sub-industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

SCHEDULE OF SECURITIES SOLD SHORT

July 31, 2018 (Unaudited)

COMMON STOCKS — SHORT — (22.66)%	Shares	Fair Value
Apparel Retail — (1.54)%
Foot Locker, Inc.	(13,800)	$(673,578)

Automobile Manufacturers — (0.89)%
Tesla, Inc.(a)	(1,300)	(387,582)

Biotechnology — (1.23)%
China Biologic Products Holdings, Inc.(a)	(5,300)	(540,494)

Communications Equipment — (0.79)%
Finisar Corporation(a)	(20,600)	(347,110)

Data Processing & Outsourced Services — (1.52)%
Cardtronics plc, Class A(a)	(21,600)	(546,912)
Western Union Company (The)	(6,000)	(120,960)
		(667,872)
Education Services — (0.56)%
Bridgepoint Education, Inc.(a)	(19,000)	(249,090)

Electrical Components & Equipment — (1.05)%
Acuity Brands, Inc.	(3,300)	(458,799)

Electronic Manufacturing Services — (1.08)%
Celestica, Inc.(a)	(40,000)	(472,400)

Environmental & Facilities Services — (1.65)%
ABM Industries, Inc.	(10,000)	(312,000)
Stericycle, Inc.(a)	(5,900)	(412,174)
		(724,174)
Health Care Distributors — (0.64)%
Patterson Companies, Inc.	(11,400)	(279,528)

Home Furnishing Retail — (0.86)%
Bed Bath & Beyond, Inc.	(20,200)	(378,346)

Life & Health Insurance — (0.31)%
Athene Holding Ltd., Class A(a)	(3,000)	(137,610)

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

SCHEDULE OF SECURITIES SOLD SHORT - continued

July 31, 2018 (Unaudited)

COMMON STOCKS — SHORT — (22.66)% - continued	Shares	Fair Value
Personal Products — (0.79)%
Edgewell Personal Care Company(a)	(6,400)	$(344,704)

Regional Banks — (5.94)%
Berkshire Hills Bancorp, Inc.	(13,550)	(550,130)
Columbia Banking System, Inc.	(8,100)	(331,533)
Heritage Financial Corporation	(18,684)	(654,874)
Old National Bancorp	(22,000)	(427,900)
South State Corporation	(3,000)	(251,100)
UMB Financial Corporation	(4,400)	(316,316)
Univest Corporation of Pennsylvania	(2,607)	(71,171)
		(2,603,024)
Restaurants — (1.73)%
Dave & Buster's Entertainment, Inc.(a)	(8,500)	(417,775)
Restaurant Brands International, Inc.	(5,500)	(347,215)
		(764,990)
Specialty Stores — (1.25)%
Dick's Sporting Goods, Inc.	(16,000)	(546,240)

Thrifts & Mortgage Finance — (0.83)%
Northfield Bancorp, Inc.	(1,505)	(25,073)
Territorial Bancorp, Inc.	(11,100)	(338,550)
		(363,623)

Total Common Stocks - Short (Proceeds Received $9,674,079)		(9,939,164)

EXCHANGE-TRADED FUNDS — SHORT — (3.95)%

Direxion Daily Gold Miners Bear 3X Shares	(15,000)	$(411,750)
Direxion Daily Gold Miners Bull 3X Shares	(13,575)	(286,704)
Direxion Daily Junior Gold Miners Index Bear 3X Shares	(7,361)	(404,413)
Direxion Daily Junior Gold Miners Index Bull 3X Shares	(23,063)	(284,828)
Direxion Daily S&P Oil & Gas Exploration & Production Bear 3X Shares	(24,000)	(139,680)
Direxion Daily S&P Oil & Gas Exploration & Production Bull 3x Shares	(5,162)	(205,706)

Total Exchange-Traded Funds - Short (Proceeds Received $1,764,434)		(1,733,081)

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

SCHEDULE OF SECURITIES SOLD SHORT - continued

July 31, 2018 (Unaudited)

EXCHANGE-TRADED NOTES — SHORT — (2.76)%	Shares	Fair Value
VelocityShares 3x Inverse Crude Oil ETN	(12,786)	$(88,991)
VelocityShares 3x Inverse Gold ETN	(2,500)	(133,100)
VelocityShares 3x Inverse Natural Gas ETN	(7,988)	(200,259)
VelocityShares 3x Inverse Silver ETN	(8,000)	(230,560)
VelocityShares 3x Long Crude Oil ETN	(2,500)	(89,400)
VelocityShares 3x Long Gold ETN	(9,505)	(82,313)
VelocityShares 3x Long Natural Gas ETN	(3,955)	(225,870)
VelocityShares 3x Long Silver ETN	(19,579)	(158,198)

Total Exchange-Traded Notes - Short (Proceeds Received $1,236,182)		(1,208,691)

TOTAL SECURITIES SOLD SHORT - (29.37)% (Proceeds Received $12,674,695)
		(12,880,936)

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2018.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

ETN - Exchange Traded Note

The sub-industries shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

As of July 31, 2018, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Unrealized appreciation	$2,129,440
Unrealized depreciation	(1,401,820)
Net unrealized depreciation	727,620

Aggregate cost of securities for federal income tax purposes	$29,912,541

See accompanying notes which are an integral part of this schedule of investments.

Caldwell & Orkin Market Opportunity Fund

Related Notes to Schedule of Investments

July 31, 2018 (Unaudited)

The Caldwell & Orkin Market Opportunity Fund (the “Fund”) is the only investment portfolio of The Caldwell & Orkin Funds, Inc. (“Caldwell & Orkin”), an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and incorporated under the laws of the State of Maryland on August 15, 1989. The Fund’s investment objective is to provide long-term capital growth with a short-term focus on capital preservation. Gator Capital Management, LLC. (the “Adviser”) uses a fundamental-driven, multi-dimensional investment process focusing on active allocation, security selection and surveillance to achieve the Fund’s investment objective. The Adviser’s philosophy in managing the Fund is to focus on risk as well as return. The Adviser utilizes an investment philosophy based upon sophisticated exploitation of the low-risk anomaly. The low-risk anomaly stands in direct contradiction to the conventional beliefs of Efficient Market Hypothesis stating that high risk is equated with higher return. The Adviser takes the opposite view – we believe that lower risk can result in higher return.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Transactions and Related Investment Income

The Fund follows industry practice and records securities transactions on trade date for financial reporting purposes. Dividend income is recorded on the ex- dividend date. Realized gains and losses from investment transactions are determined using the specific identification method. Interest income which includes amortization of premium and accretion of discount, is accrued as earned.

Securities Valuation

Securities are stated at the closing price on the date at which the net asset value (“NAV”) is being determined. If the date of determination is not a trading date, or the closing price is not otherwise available, the last bid price is used for a value instead. Debt securities are valued at the price provided by an independent pricing service. Any assets or securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors in accordance with the Fund’s Fair Value Pricing Policy.

Fair Value Measurements

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

Level 2 – Quoted prices which are not active quoted prices for similar assets or liabilities in active markets or inputs other than quoted process that are observable (either directly or indirectly) for substantially the full term of the asset of liability.

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market for the asset or liability at the measurement date.

Caldwell & Orkin Market Opportunity Fund

Related Notes to Schedule of Investments

July 31, 2018 (Unaudited)

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund’s investments and other financial instruments:

Investments in Securities*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$28,237,605	$-	$-	$28,237,605
Closed-End Funds	757,228	-	-	757,228
Warrants	736,833	-	-	736,833
Money Market Funds	13,789,431	-	-	13,789,431
Total	$43,521,097	$-	$-	$43,521,097

Other Financial Instruments*
Liabilities
Securities Sold Short
Common Stocks	$(9,939,164)	$-	$-	$(9,939,164)
Exchange-Traded Funds	(1,733,081)	-	-	(1,733,081)
Exchange-Traded Notes	(1,208,691)	-	-	(1,208,691)
Total	$(12,880,936)	$-	$-	$(12,880,936)

*	For detailed industry descriptions, see the accompanying Schedule of Investments.

The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of July 31, 2018 based on input levels assigned at April 30, 2018.

Significant Ownership Concentration

At July 31, 2018, the Fund invested 31.44% of total net assets in the First American Treasury Obligations Fund – Class X (FXFXX) (the “Money Market Fund”). The financial statements of the Money Market Fund, including the portfolio of investments, are included in the First American Treasury Obligations Fund’s (Class X) annual report and can be found at www.firstamericanfunds.com and should be read in conjunction with the Fund’s financial statements. The Fund uses the money market instruments, such as the Money Market Fund, as a vehicle for holding collateral related to securities sold short. As stated in the Fund’s prospectus, the Fund will typically invest between 0% and 50% of net assets in money market securities and fixed income securities. This portion of the Fund’s portfolio includes cash equivalents (i.e., money market funds or U.S. treasury notes) and bonds (i.e., corporate or government bonds), although generally cash equivalents are emphasized more than bonds. The corporate bonds purchased may have any maturity and be of any rating or quality, as long as Fund management believes it is consistent with the Fund’s investment objective. The Money Market Fund seeks to provide maximum current income and daily liquidity by purchasing U.S. Treasury securities and repurchase agreements collateralized by such obligations.

Caldwell & Orkin Market Opportunity Fund

Related Notes to Schedule of Investments

July 31, 2018 (Unaudited)

Short Sales and Segregated Cash

Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments. Segregated cash is held at the custodian in the name of the broker per a tri-party agreement between the Fund, the custodian, and the broker.

The Fund may also sell short “against the box”, i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the same security which it sold short. If the Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the Fund as collateral while the short sale is outstanding.

The Fund limits the value of its short positions (excluding short sales “against the box”) to 60% of the Fund’s total net assets. At July 31, 2018, the Fund had approximately 29% of its total net assets in short positions.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Caldwell & Orkin Funds, Inc.

By	/s/ Derek Pilecki
Derek Pilecki, President and Principal Executive Officer

Date	9/21/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Derek Pilecki
Derek Pilecki, President and Principal Executive Officer

Date	9/21/18

By	/s/ Erik Anderson
Erik Anderson, Treasurer and Principal Financial Officer

Date	9/21/18